State Street SPDR SP Emerging Markets Dividend ETF Investment Strategy - State Street SPDR SP Emerging Markets Dividend ETF	Sep. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	The Fund's Principal Investment Strategy
Strategy Narrative [Text Block]	In seeking to track the performance of the S&P Emerging Markets Dividend Opportunities Index (the “Index”), the Fund employs a sampling strategy, which means that the Fund is not required to purchase all of the securities represented in the Index. Instead, the Fund may purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. Based on its analysis of these factors, SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”), the investment adviser to the Fund, either may invest the Fund's assets in a subset of securities in the Index or may invest the Fund's assets in substantially all of the securities represented in the Index in approximately the same proportions as the Index, as determined by the Adviser to be in the best interest of the Fund in pursuing its objective. The Fund is classified as “diversified” under the Investment Company Act of 1940, as amended; however, the Fund may become “non-diversified” solely as a result of tracking the Index (e.g., changes in weightings of one or more component securities). When the Fund is non-diversified, it may invest a relatively high percentage of its assets in a limited number of issuers.Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index and in depositary receipts (including American Depositary Receipts (“ADRs”) or Global Depositary Receipts (“GDRs”)) based on securities comprising the Index. In addition, in seeking to track the Index, the Fund may invest in equity securities that are not included in the Index (including common stock, preferred stock, depositary receipts and shares of other investment companies). The Fund may also invest in cash and cash equivalents or money market instruments (including money market funds advised by the Adviser) for cash management purposes. In seeking to track the Index, the Fund's assets may be concentrated in an industry or group of industries, but only to the extent that the Index concentrates in a particular industry or group of industries. Futures contracts (a type of derivative instrument) may be used by the Fund in seeking performance that corresponds to the Index and in managing cash flows.The Index is designed to measure the performance of 100 high-yielding emerging market common stocks. The selection universe for the Index is the S&P Emerging BMI (Broad Market Index). To be eligible for inclusion in the Index, a company's stock must meet the following investability criteria as of the last trading date of June (the “reconstitution reference date”): (i) float-adjusted market capitalization of at least $300 million and (ii) three-month median daily value traded of at least $1 million. Additionally, a company's stock must meet the following stability criteria as of the reconstitution reference date: (i) positive earnings-per-share (before extraordinary items) over the latest 12-month period; (ii) stable (i.e., less than 5% decline) or increasing three-year dividend growth; (iii) a dividend coverage ratio greater than 100% (defined as Funds From Operations Per Share divided by Dividend-Per-Share); and (iv) dividend yield greater than the median dividend yield of the remaining universe of stocks that have passed all other investability and stability criteria. Eligible stocks are then ranked by risk-adjusted yield, which is calculated by dividing the dividend yield by the volatility of the monthly dividend yields over the preceding thirty-six months as of the reconstitution reference date. The top 80 stocks ranked by risk-adjusted yield are automatically selected for inclusion in the Index. All stocks that are current constituents and fall within the top 150 ranking are then chosen by order of rank. If there are still fewer than 100 constituents, the remaining stocks are selected based on rank until 100 stocks are selected. No more than 30 stocks from a single country may be included in the Index.The Index is weighted based on trailing twelve-month dividend yield, subject to specific diversification requirements. The Index is reconstituted after the U.S. market close on the last business day of July, based on information as of the last business day of June (the reconstitution reference date). The Index undergoes a secondary rebalance, as necessary, effective after the close of trading on the last business day in January, to ensure adherence to the constituent weighting criteria. Index constituents are also reviewed on a monthly basis, and if it is determined that a constituent has eliminated or suspended its dividend, or omitted a payment, the constituent is removed from the Index, effective on the first business day of the following month. The Index is subject to the following limits at rebalancing: (i) maximum single country or sector weight of 30%; (ii) maximum single stock weight of 4%; (iii) maximum combined trust exposure (including real estate investment trusts) of 10%; and (iv) the minimum portfolio size that can be turned over in a single day (based on its three month median daily value traded) is $750 million. If these weight thresholds cannot be satisfied, the minimum initial portfolio size and country stock weights may be relaxed. As of November 30, 2025, a significant portion of the Fund comprised companies in the communication services and financial sectors, although this may change from time to time. As of November 30, 2025, countries represented in the Fund included Brazil, China, Greece, India, Indonesia, Kuwait, Malaysia, Mexico, the Philippines, Poland, Qatar, Saudi Arabia, South Africa, Taiwan, Thailand and the United Arab Emirates. As of November 30, 2025, a significant portion of the Fund comprised companies located in Taiwan, although this may change from time to time. As of November 30, 2025, the Index comprised 100 securities. The Index is sponsored by S&P Dow Jones Indices LLC (the “Index Provider”), which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.